Trade and other receivables (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables
Trade Receivables	€ 0	€ 0
Value added tax receivables	871	€ 1,505
Consideration receivable	€ 3,100